Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 27,513,000.00	$ 144,000.00	$ 1,370,000.00	$ 1,000.00	$ 29,028,000.00
Lucerne Valley [Member]
Total			65,000.00		65,000.00
Pima County [Member]
Total			8,000.00		8,000.00
Barretts [Member]
Total			21,000.00		21,000.00
Colony - Montana[Member]
Total			110,000.00		110,000.00
Colony - South Dakota [Member]
Total			54,000.00		54,000.00
Colony - Wyoming [Member]
Total			138,000.00		138,000.00
Lovell - Montana [Member]
Total			81,000.00		81,000.00
Lovell - Wyoming [Member]
Total			295,000.00		295,000.00
Nevada [Member]
Total			34,000.00		34,000.00
Chao Yang [Member]
Total	1,221,000.00	1,000.00	152,000.00	1,000.00	1,375,000.00
Lutila [Member]
Total	50,000.00	55,000.00	24,000.00		129,000.00
Unye [Member]
Total		42,000.00	152,000.00		194,000.00
Enez [Member]
Total			187,000.00		187,000.00
Usak [Member]
Total			40,000.00		40,000.00
Gurulmundi [Member]
Total	150,000.00	46,000.00	9,000.00		205,000.00
US Federal Government [Member]
Total	17,598,000.00				17,598,000.00
Government of China 1 [Member]
Total	5,936,000.00				5,936,000.00
Government of Turkey 1 [Member]
Total	2,558,000.00				2,558,000.00
Mineral Technologies [Member]
Total	27,513,000.00	144,000.00	1,370,000.00	1,000.00	29,028,000.00
Mineral Technologies [Member] | Lucerne Valley [Member]
Total			65,000.00		65,000.00
Mineral Technologies [Member] | Pima County [Member]
Total			8,000.00		8,000.00
Mineral Technologies [Member] | Barretts [Member]
Total			21,000.00		21,000.00
Mineral Technologies [Member] | Colony - Montana[Member]
Total			110,000.00		110,000.00
Mineral Technologies [Member] | Colony - South Dakota [Member]
Total			54,000.00		54,000.00
Mineral Technologies [Member] | Colony - Wyoming [Member]
Total			138,000.00		138,000.00
Mineral Technologies [Member] | Lovell - Montana [Member]
Total			81,000.00		81,000.00
Mineral Technologies [Member] | Lovell - Wyoming [Member]
Total			295,000.00		295,000.00
Mineral Technologies [Member] | Nevada [Member]
Total			34,000.00		34,000.00
Mineral Technologies [Member] | Chao Yang [Member]
Total	1,221,000.00	1,000.00	152,000.00	$ 1,000.00	1,375,000.00
Mineral Technologies [Member] | Lutila [Member]
Total	50,000.00	55,000.00	24,000.00		129,000.00
Mineral Technologies [Member] | Unye [Member]
Total		42,000.00	152,000.00		194,000.00
Mineral Technologies [Member] | Enez [Member]
Total			187,000.00		187,000.00
Mineral Technologies [Member] | Usak [Member]
Total			40,000.00		40,000.00
Mineral Technologies [Member] | Gurulmundi [Member]
Total	150,000.00	$ 46,000.00	$ 9,000.00		205,000.00
Mineral Technologies [Member] | US Federal Government [Member]
Total	17,598,000.00				17,598,000.00
Mineral Technologies [Member] | Government of China 1 [Member]
Total	5,936,000.00				5,936,000.00
Mineral Technologies [Member] | Government of Turkey 1 [Member]
Total	$ 2,558,000.00				$ 2,558,000.00